<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 12th day of November, 2008.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 245
FORM 13F INFORMATION TABLE VALUE TOTAL: $485,404,504

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
ABB Limited ADR
Abbott Labs
Accenture Ltd   Class A
Ace Limitted
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Agrium, Inc.
Airgas, Inc.
Akamai Technologies
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
375204
2824100
G1150G111
H0023R105
4930202
8474108
8916108
9363102
00971T101
H01301102
01535P106
18772103
02209S103
26874107
32037103

$8,973,885
$451,050
$1,659,571
$751,108
$311,789
$3,456,829
$300,958
$415,553
$233,355
$708,064
$436,077
$578,363
$606,947
$861,830
$40,293
$1,144,262


131,370
23,250
28,822
19,766
5,760
224,033
5,465
7,410
4,700
40,600
2,700
287,043
159,723
43,439
12,100
44,180

131,370
23,250
28,822
19,766
5,760
224,033
5,465
7,410
4,700
40,600
2,700
287,043
159,723
43,439
12,100
44,180



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
ABB Limited ADR
Abbott Labs
Accenture Ltd   Class A
Ace Limitted
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Agrium, Inc.
Airgas, Inc.
Akamai Technologies
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

131,370
23,250
28,822
19,766
5,760
224,033
5,465
7,410
4,700
40,600
2,700
287,043
159,723
43,439
12,100
44,180

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Atlas Pipeline Partners
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

37411105
37833100
00206R102
49303100
49392103
53015103
57665200
05945K102
60505104
06425J102
67901108
71813109
54937107
75887109
84670207
84670108
88606108


$5,684,094
$3,761,350
$752,087
$903,000
$624,505
$1,466,496
$3,762,630
$1,039,519
$22,962,380
$598,993
$304,942
$262,520
$3,514,455
$453,469
$16,758,135
$3,003,800
$4,855,970


54,508
33,093
26,937
35,000
24,500
34,304
141,081
174,709
656,068
106,963
8,300
4,000
92,975
5,650
3,813
23
93,402


54,508
33,093
26,937
35,000
24,500
34,304
141,081
174,709
656,068
106,963
8,300
4,000
92,975
5,650
3,813
23
93,402










Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Atlas Pipeline Partners
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


54,508
33,093
26,937
35,000
24,500
34,304
141,081
174,709
656,068
106,963
8,300
4,000
92,975
5,650
3,813
23
93,402


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247Q106
09249 E101
09255X100
92475102
09247F100
92474105
09247K109
09247D105
09249W101
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106
96627104


$286,020
$315,330
$137,500
$341,837
$659,175
$223,425
$153,284
$232,554
$472,122
$382,250
$363,083
$110,000
$110,600
$277,905
$314,565
$372,961
$618,000


22,700
30,233
12,500
40,550
119,850
22,500
10,350
22,600
37,800
27,500
24,450
10,000
10,000
29,100
31,300
40,850
30,000


22,700
30,233
12,500
40,550
119,850
22,500
10,350
22,600
37,800
27,500
24,450
10,000
10,000
29,100
31,300
40,850
30,000









Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,700
30,233
12,500
40,550
119,850
22,500
10,350
22,600
37,800
27,500
24,450
10,000
10,000
29,100
31,300
40,850
30,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
CF Inds. Holdings, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cincinnati Financial Corp
Cisco Systems, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


97023105
55622104
106902307
118230101
136385101
139793103
14149F109
14149Y108
149123101
14808P109
149123101
151020104
125269100
165167107
166764100
172062101
17275R102

$2,404,686
$1,438,223
$28,600
$1,016,266
$629,832
$1,336,313
$565,600
$204,512
$354,200
$1,306,912
$7,172,324
$2,285,357
$443,581
$1,531,867
$1,764,412
$435,047
$12,015,253


41,930
28,667
143,000
27,400
9,200
142,161
70,000
4,150
25,300
36,455
120,341
36,115
4,850
42,718
21,392
15,297
532,591


41,930
28,667
143,000
27,400
9,200
142,161
70,000
4,150
25,300
36,455
120,341
36,115
4,850
42,718
21,392
15,297
532,591










Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
CF Inds. Holdings, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cincinnati Financial Corp
Cisco Systems, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


41,930
28,667
143,000
27,400
9,200
142,161
70,000
4,150
25,300
36,455
120,341
36,115
4,850
42,718
21,392
15,297
532,591


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Citigroup, Inc.

Coca-Cola Company

Cognizant Tech Sol CL A

Colgate-Palmolive Co.

CommScope, Inc.

Concepts Direct

ConocoPhillips

Cooperative Bankshares, Inc.

CVS Caremark Corp.

DCP Midstream Partners LP

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Eaton Corp

El Paso Pipeline Partners LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


172967101
191216100
192446102
194162103
203372107
206013104
20825C104
216844100
126650100
23311P100
249030107
25179M103
254687106
25746U109
264399106
278058102
283702108

$981,732
$2,965,352
$276,243
$6,191,434
$853,876
$3,393
$1,401,626
$160,797
$1,971,466
$304,560
$450,480
$9,042,936
$2,145,200
$207,483
$576,567
$261,125
$610,660


47,866
56,077
12,100
82,169
24,650
18,850
19,135
30,000
58,570
18,000
12,000
99,155
69,899
4,850
33,079
4,648
38,000


47,866
56,077
12,100
82,169
24,650
18,850
19,135
30,000
58,570
18,000
12,000
99,155
69,899
4,850
33,079
4,648
38,000










Citigroup, Inc.
Coca-Cola Company
Cognizant Tech Sol CL A
Colgate-Palmolive Co.
CommScope, Inc.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Eaton Corp
El Paso Pipeline Partners LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


47,866
56,077
12,100
82,169
24,650
18,850
19,135
30,000
58,570
18,000
12,000
99,155
69,899
4,850
33,079
4,648
38,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









EMC Corp. MASS
Emerson Electric
Encana Corp.
Enterprise Products Partners
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Foster Wheeler
FPL Group, Inc.
FX Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


268648102
291011104
292505104
293792107
294549100
30064 109
302182100
302290101
306137100
31620M106
31946M103
337738108
302519103
346091705
G36535139
302571104
302695101



$377,529
$1,723,826
$948,944
$1,546,200
$392,439
$444,800
$1,019,454
$5,430,531
$4,996,313
$444,886
$1,478,361
$222,404
$109,650
$2,169,107
$621,814
$247,677
$6,351,736



31,566
42,261
14,437
60,000
10,699
20,000
13,810
69,927
932,148
24,100
8,259
4,700
15,000
43,732
17,220
4,924
853,728



31,566
42,261
14,437
60,000
10,699
20,000
13,810
69,927
932,148
24,100
8,259
4,700
15,000
43,732
17,220
4,924
853,728











EMC Corp. MASS
Emerson Electric
Encana Corp.
Enterprise Products Partners
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Foster Wheeler
FPL Group, Inc.
FX Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


31,566
42,261
14,437
60,000
10,699
20,000
13,810
69,927
932,148
24,100
8,259
4,700
15,000
43,732
17,220
4,924
853,728



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Gamestop Corp.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hess Corporation
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


36467W109
368710406
369550108
369604103
375558103
M52020100
37733W105
38141G104
38259P508
393122106
413353202
420261109
42809H107
428236103
431284108
443510201
458140100



$1,309,901
$2,518,512
$500,616
$11,526,306
$669,392
$920,131
$263,976
$1,548,416
$4,887,546
$2,032,029
$10,741
$1,302,590
$215,460
$864,133
$1,538,041
$425,682
$6,637,283



38,290
28,400
6,800
452,012
14,670
82,523
6,074
12,097
12,203
51,653
358,048
74,095
2,625
18,688
43,252
12,145
354,366



38,290
28,400
6,800
452,012
14,670
82,523
6,074
12,097
12,203
51,653
358,048
74,095
2,625
18,688
43,252
12,145
354,366











Gamestop Corp.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hess Corporation
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

38,290
28,400
6,800
452,012
14,670
82,523
6,074
12,097
12,203
51,653
358,048
74,095
2,625
18,688
43,252
12,145
354,366

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









International Business Machines
Intuitive Surgical
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI South Korea Index
Ishares NASDAQ Biotech Indx Fund
Ishares Russell MidcapValue Indx Fd
Ishares Russsell Mid-Cap Growth
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


459200101
46120E602
06739F291
464287184
464287176
464286400
464287465
464287234
464286871
464286848
464286665
464286772
464287556
464287473
464287481
464287200
464287341

$1,661,417
$771,136
$978,937
$670,717
$4,458,010
$1,763,179
$4,666,989
$8,781,280
$282,694
$1,475,344
$423,584
$594,957
$325,440
$391,120
$469,168
$617,394
$1,431,095

14,205
3,200
21,631
19,458
44,008
31,312
82,895
256,988
21,400
138,400
11,799
14,975
4,000
9,975
10,820
5,285
37,950

14,205
3,200
21,631
19,458
44,008
31,312
82,895
256,988
21,400
138,400
11,799
14,975
4,000
9,975
10,820
5,285
37,950









International Business Machines

Intuitive Surgical

Ipath MSCI India ETN

Ishares FTSE XINHUA

Ishares Lehman Treasury

Ishares MSCI Brazil Free Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares MSCI South Korea Index

Ishares NASDAQ Biotech Indx Fund

Ishares Russell MidcapValue Indx Fd

Ishares Russsell Mid-Cap Growth

Ishares S&P 500 Index Fund

Ishares S&P GLB ERG Sect




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,205
3,200
21,631
19,458
44,008
31,312
82,895
256,988
21,400
138,400
11,799
14,975
4,000
9,975
10,820
5,285
37,950

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares S&P GLB Health Care
Ishares TR Comex Gold
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.
Lender Processing Services
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287325
464285105
464287655
464287499
478160104
487836108
494368103
496902404
50075N104
502424104
50540R409
518439104
523768109
52602 E 102
532457108
534187109
536020100

$423,763
$395,726
$955,060
$1,460,805
$16,429,786
$4,471,843
$953,148
$172,484
$531,009
$2,603,514
$319,700
$252,195
$1,473,801
$367,766
$209,143
$687,400
$399,330

8,400
4,630
14,045
17,780
237,150
79,712
14,700
10,700
16,214
26,480
4,600
5,053
421,086
12,050
4,750
16,057
26,100

8,400
4,630
14,045
17,780
237,150
79,712
14,700
10,700
16,214
26,480
4,600
5,053
421,086
12,050
4,750
16,057
26,100









Ishares S&P GLB Health Care
Ishares TR Comex Gold
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.
Lender Processing Services
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,400
4,630
14,045
17,780
237,150
79,712
14,700
10,700
16,214
26,480
4,600
5,053
421,086
12,050
4,750
16,057
26,100

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lowes Companies Inc.
Magellan Midstream Holdings LP
Market Vectors ETF Trst Agribus
Mastercard, Inc.
McDonalds Corporation
Mechel OAO ADR
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


548661107
55907R108
57060U605
57636Q104
580135101
583840103
584404107
58457V206
585055106
589331107
591520200
592688105
594918104
595635103
61166W101
615762101
46625H100

$12,644,668
$901,950
$1,292,600
$709,320
$3,719,461
$256,648
$1,070,770
$78,908
$6,484,443
$2,625,035
$160,920
$891,800
$14,588,358
$700,649
$257,348
$29,925
$451,262

533,756
52,500
35,125
4,000
60,283
14,290
86,144
10,500
129,430
83,176
18,000
9,100
546,585
5,316
2,600
17,100
9,663

533,756
52,500
35,125
4,000
60,283
14,290
86,144
10,500
129,430
83,176
18,000
9,100
546,585
5,316
2,600
17,100
9,663









Lowes Companies Inc.
Magellan Midstream Holdings LP
Market Vectors ETF Trst Agribus
Mastercard, Inc.
McDonalds Corporation
Mechel OAO ADR
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


533,756
52,500
35,125
4,000
60,283
14,290
86,144
10,500
129,430
83,176
18,000
9,100
546,585
5,316
2,600
17,100
9,663

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Mosaic Company
Nabors Industries Ltd.
National Dentex Corp.
Nokia Corp.
Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Novo-Nordisk A-S ADR
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Portfolio 3
Oil Service Holders Dep.
Old Rep. Intl. Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


61945A107
G6359F103
63563H109
654902204
655844108
66987V109
66987 E206
670100205
67070F100
67062H106
67071D104
67072D103
67071S101
67071B108
67063X100
678002106
680223104

$684,281
$272,874
$1,134,709
$4,236,721
$284,703
$262,403
$8,301,474
$340,480
$149,750
$225,800
$350,805
$460,600
$63,156
$249,730
$139,040
$916,435
$468,907

10,060
10,950
176,471
227,170
4,300
4,966
1,275,188
6,650
12,500
20,000
27,300
35,241
11,400
22,100
11,000
6,247
36,777

10,060
10,950
176,471
227,170
4,300
4,966
1,275,188
6,650
12,500
20,000
27,300
35,241
11,400
22,100
11,000
6,247
36,777









Mosaic Company

Nabors Industries Ltd.

National Dentex Corp.

Nokia Corp.

Norfolk Southern Corp.

Norvartis A G Spon ADR F

NovaGold Resources, Inc.

Novo-Nordisk A-S ADR

Nuveen Divid Ad Mun Fd. 2

Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC

Nuveen Quality Pfd Incm Fd

Nuveen Real Estate Inc. Fund

Nuveen Select Tax Free Inc Portfolio 3

Oil Service Holders Dep.

Old Rep. Intl. Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,060

10,950

176,471

227,170

4,300

4,966

1,275,188

6,650

12,500

20,000

27,300

35,241

11,400

22,100

11,000

6,247

36,777


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Pharsight Corp.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Pioneer Southwest Energy
Potash Corp. Sask, Inc.
Powershares Exchange Global Water
Pwrshrs Exch Trad Fd Tr Cln Eny
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


703186205
70788P105
713448108
71654V408
717081103
71721Q200
718172109
72201B101
72200X104
723787107
72388B106
73755L107
73936T623
73935X500
74005P104
742718109
743263105

$58
$1,044,500
$23,916,342
$3,410,960
$938,283
$68,475
$4,765,796
$221,270
$644,648
$440,459
$182,710
$669,291
$348,150
$815,814
$463,727
$16,068,563
$304,196

29,000
50,000
335,574
77,610
50,883
13,018
99,081
21,800
66,050
8,425
11,000
5,070
21,100
54,900
6,464
230,572
7,053

29,000
50,000
335,574
77,610
50,883
13,018
99,081
21,800
66,050
8,425
11,000
5,070
21,100
54,900
6,464
230,572
7,053









Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Pharsight Corp.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Pioneer Southwest Energy
Potash Corp. Sask, Inc.
Powershares Exchange Global Water
Pwrshares Exch Trad Fd Tr Cln Egy
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


29,000
50,000
335,574
77,610
50,883
13,018
99,081
21,800
66,050
8,425
11,000
5,070
21,100
54,900
6,464
230,572
7,053

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Ruddick Corp.
Sara Lee Corporation
SCBT Finanical Corp.
Sonoco Products
Spartan Motors
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


747525103
75281A109
758940100
760759100
760975102
781258108
803111103
78401V102
835495102
846819100
858912108
867914103
871829107
874054109
87612E106
Y8565J101
881624209

$1,341,824
$529,873
$139,046
$358,261
$337,744
$931,088
$158,405
$541,102
$1,416,597
$50,435
$1,178,200
$1,117,237
$7,890,353
$247,640
$2,715,016
$346,500
$5,531,661

31,227
12,360
14,484
11,950
4,945
28,693
12,542
14,391
47,729
15,860
20,000
24,833
255,931
15,100
55,352
30,000
120,805

31,227
12,360
14,484
11,950
4,945
28,693
12,542
14,391
47,729
15,860
20,000
24,833
255,931
15,100
55,352
30,000
120,805









Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Ruddick Corp.
Sara Lee Corporation
SCBT Finanical Corp.
Sonoco Products
Spartan Motors
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


31,227
12,360
14,484
11,950
4,945
28,693
12,542
14,391
47,729
15,860
20,000
24,833
255,931
15,100
55,352
30,000
120,805

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Toyota Motor CP ADR
Triad Guaranty Inc.
TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vanguard FTSE All World
Vanguard Growth ETF
Vanguard Health Care Vipers
Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Mega Cap 300 Growth
VF Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

892331307
895925105
89676R106
903293405
903914109
904708104
907818108
91324P102
913017109
902973304
922042775
922908736
92204A504
92204A702
922042858
921910816
918204108

$5,864,087
$770,980
$242,500
$2,126,131
$1,175,975
$767,261
$630,122
$282,692
$7,081,434
$2,379,121
$568,696
$636,962
$320,705
$784,160
$3,735,655
$472,995
$1,827,840

68,346
491,070
38,800
83,052
21,250
17,806
8,855
11,134
117,906
66,050
13,400
12,200
5,950
16,900
107,780
11,500
23,643

68,346
491,070
38,800
83,052
21,250
17,806
8,855
11,134
117,906
66,050
13,400
12,200
5,950
16,900
107,780
11,500
23,643





















Toyota Motor CP ADR

Triad Guaranty Inc.

TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Health Group, Inc.

United Technologies Corp.

US Bancorp Del

Vanguard FTSE All World

Vanguard Growth ETF

Vanguard Health Care Vipers

Vanguard Information Tech.

Vanguard Intl. Equity Index Fd.

Vanguard Mega Cap 300 Growth

VF Corporation


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

68,346
491,070
38,800
83,052
21,250
17,806
8,855
11,134
117,906
66,050
13,400
12,200
5,950
16,900
107,780
11,500
23,643

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Weatherford Intl., Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common

929903102
931422109
931142103
G95089101
949746101
983024100
98385X106
98956P102



$1,503,082
$4,347,032
$6,113,152
$831,506
$645,891
$853,129
$6,619,145
$2,371,934



429,452
140,408
102,073
33,075
17,210
23,095
142,286
36,740


429,452
140,408
102,073
33,075
17,210
23,095
142,286
36,740



Grand Total 09/30/08




$485,404,504

























Wachovia Corporation New

Walgreen Company

Wal-Mart Stores, Inc.

Weatherford Intl., Inc.

Wells Fargo & Co.

Wyeth

XTO Energy, Inc.

Zimmer Holdings, Inc.


0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0

429,452
140,408
102,073
33,075
17,210
23,095
142,286
36,740










0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0













